Debt - Summary of Long-term Debt (Detail) € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about borrowings [line items]
Total principal in pesos			$ 2,001,742,870			$ 1,948,366,564
Plus: accrued interest			32,078,624			27,815,467
Notes payable to contractors			4,053,577			6,988,699
Total			2,037,875,071			1,983,170,730
Less: short-term maturities			122,957,558			144,169,619
Current portion of notes payable to contractors			2,173,285			4,181,102
Accrued interest			32,078,624			27,815,467
Total short-term debt and current portion of long-term debt						176,166,188
Borrowings	$ 95,046,956		1,880,665,604			1,807,004,542			$ 1,300,873,167
Certificados Bursatiles [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Zero rate and Fixed at 3.02% to 5.23%	Zero rate and Fixed at 3.02% to 5.23%
Maturity	Various to 2035	Various to 2035
Borrowings			57,197,211			53,703,421
U.S [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 68,519,829	$ 64,951,144	1,355,781,294			1,342,150,436
U.S [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Fixed from 3.125% to 9.5% and LIBOR plus 0.35% to 2.02%
Maturity	Various to 2047	Various to 2046
Borrowings	$ 57,556,097	$ 54,751,738	1,138,845,231			1,131,389,914
U.S [member] | Purchasing loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	LIBOR plus 0.85%	LIBOR plus 0.8% to 0.85%
Maturity	Various to 2018	Various to 2016
Borrowings	$ 1,300,000	$ 120,000	25,722,710			2,479,680
U.S [member] | Project Finance [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 2.35% to 3.81% and LIBOR plus 0.24% to 1.75%	Fixed from 2.35% to 5.45% and LIBOR plus 0.01% to 1.71%
Maturity	Various to 2025	Various to 2021
Borrowings	$ 3,283,741	$ 4,099,481	64,974,389			84,711,684
U.S [member] | Direct loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 5.25% to 5.44% and LIBOR plus 1.65%	Fixed at 5.44% and LIBOR plus 1.0%
Maturity	Various to 2020	Various to 2018
Borrowings	$ 2,180,315	$ 1,601,848	43,141,231			33,100,587
U.S [member] | Syndicated loan [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	LIBOR plus 0.85%	LIBOR plus 0.85%
Maturity	Various to 2020	Various to 2020
Borrowings	$ 1,988,597	$ 1,986,865	39,347,774			41,056,571
U.S [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 3.5% to 5.28%	Fixed from 3.5% to 5.28%
Maturity	Various to 2023	Various to 2023
Borrowings	$ 174,442	$ 210,019	3,451,629			4,339,826
U.S [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 0.38% to 1.99%	Fixed from 0.38% to 1.99%
Maturity	Various to 2025	Various to 2025
Borrowings	$ 385,161	$ 462,595	7,621,062			9,559,060
U.S [member] | Lease-back [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 0.45% to 0.7%	Fixed from 0.45% to 0.7%
Maturity	Various to 2036	Various to 2036
Borrowings	$ 1,651,476	$ 1,718,598	32,677,268			35,513,114
EURO [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			299,265,574	€ 12,598,056		207,153,216	€ 9,558,388
EURO [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 1.875% to 5.5%	Fixed from 3.125% to 6.375%
Maturity	Various to 2030	Various to 2030
Borrowings			287,386,195	12,097,975		196,317,016	9,058,388
EURO [member] | Project Finance [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 2.1% to 5.11%	Fixed at 2%
Maturity	Various to 2023	Various to 2016
Borrowings			11,879,379	€ 500,081		10,836,200	€ 500,000
Japan, Yen [member]
Disclosure of detailed information about borrowings [line items]
Borrowings						31,318,032		¥ 176,728,356
Japan, Yen [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 0.54% to 3.5% and LIBOR yen plus 0.75%	Fixed at 3.5% and LIBOR yen plus 0.75%
Maturity	Various to 2026	Various to 2023
Borrowings			30,541,407		¥ 173,827,018	30,800,746		173,809,300
Japan, Yen [member] | Project Finance [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		Fixed at 1.56% and Prime Rate yen plus 2.56%
Maturity		Various to 2017
Borrowings						517,286		¥ 2,919,056
Mexico, Pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			211,808,448			277,254,794
Mexico, Pesos [member] | Direct loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed at 6.55% and TIIE plus 0.85% to 1.25%	Fixed at 6.55% and TIIE plus 0.55% to 1.25%
Maturity	Various to 2025	Various to 2025
Borrowings			28,597,423			45,563,848
Mexico, Pesos [member] | Syndicated loan [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	TIIE plus 0.95	TIIE plus 0.95
Maturity	Various to 2025	Various to 2025
Borrowings			33,646,107			38,538,961
Mexico, Pesos [member] | Certificados Bursatiles [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Mexican Government Treasury Certificates ("Cetes") , TIIE(1) less 0.06% to 1.35%, and fixed at 7.19% to 9.1%	Mexican Government Treasury Certificates ("Cetes") , TIIE(1) less 0.06% to 0.35%, and fixed at 7.19% to 9.15%
Maturity	Various to 2026	Various to 2026
Borrowings			149,564,918			173,151,985
Mexico, Pesos [member] | Revolved loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		TIIE plus 0.55
Maturity		To 2016
Borrowings						20,000,000
Other Currencies [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 1.5% to 8.25%	Fixed from 2.5% to 8.25%
Maturity	Various to 2025	Various to 2022
Borrowings			$ 47,148,936			$ 36,786,665